Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
BNY Mellon High Yield Fund | Class A
Prospectus:
Trading Symbol	DPLTX
BNY Mellon High Yield Fund | Class C
Prospectus:
Trading Symbol	PTHIX
BNY Mellon High Yield Fund | Class I
Prospectus:
Trading Symbol	DLHRX